Shareholders' equity - Changes in shares of common stock outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Stockholders' Equity [Abstract]
Common stock outstanding at beginning of year	3,017,804,012	3,063,155,434	3,038,587,493
Decrease of common stock by cancellation of treasury stock			(260,000,000)
Common stock held in treasury:
Repurchases of common stock	(50,016,744)	(80,020,237)	(20,129)
Sales of common stock	296	345	353
Common stock issued to employees	35,900,087	34,682,592	24,587,717
Cancellation of treasury stock			260,000,000
Other net change in treasury stock	(8,327)	(14,122)
Common stock outstanding at end of year	3,003,679,324	3,017,804,012	3,063,155,434